               FILED VIA EDGAR

December 1, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Papp Investment Trust

Ladies and Gentlemen:

On behalf of the Papp Investment Trust, we hereby file, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Trust's registration statement on Form N-1A.

Please contact the undersigned at 513/587-3418 if you have any comments on this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Vice President

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3437